SUMMARY PROSPECTUS August 31, 2011 as revised January 13, 2012

MTB TAX-FREE MONEY MARKET FUND

Class/Ticker        Service ATFXX        Select AKXXX        Administrative AFIXX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2011, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.mtbfunds.com, email a request to mtbfunds@mtbia.com or call 1-800-836-2211, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Investment Goal

The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Service Class Shares, Select Class Shares and Administrative Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.08%	0.83%	1.08%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$110	$343	$595	$1,317
Select Class	$85	$265	$461	$1,025
Administrative Class	$110	$343	$595	$1,317

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

SUMMARY PROSPECTUS / August 31, 2011, as revised January 13, 2012	1

MTB TAX-FREE MONEY MARKET FUND

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Tax-Free Retail Average and the iMoneyNet, Inc. Tax-Free Institutional Average. Updated performance information is available at www.mtbfunds.com.

Effective January 20, 2012, Class A Shares will be redesignated Service Class Shares, Class I Shares will be redesignated Select Class Shares, and Class I2 Shares will be redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A Shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares will be subject to a shareholder services fee up to 0.25% of the Fund’s average daily net assets.

Annual Total Returns – Service Class Shares

Best Quarter 0.74% 9/30/2007 Worst Quarter 0.00% 6/30/2009

The Fund’s Service Class Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Service Class Shares
Return Before Taxes	0.01%	1.41%	1.28%
Select Class Shares
Return Before Taxes	0.03%	1.69%	1.55%
Administrative Class Shares
Return Before Taxes	0.03%	1.58%	1.46%
iMoneyNet, Inc. Tax-Free Retail Average (reflects no deduction for taxes)	0.03%	1.55%	1.40%
iMoneyNet, Inc. Tax-Free Institutional Average (reflects no deduction for taxes)	0.05%	1.69%	1.55%

2	August 31, 2011, as revised January 13, 2012 / SUMMARY PROSPECTUS

MTB TAX-FREE MONEY MARKET FUND

Management of the Fund

Investment Advisor

Wilmington Trust Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Service Class):	$0
Minimum Initial Investment Amount (Administrative Class):	$1,000
Minimum Initial Investment Amount (Select Class):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to AMT and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

SUMMARY PROSPECTUS / August 31, 2011, as revised January 13, 2012	3

MTB TAX-FREE MONEY MARKET FUND

MTB TFMM 8.31.11

4	August 31, 2011, as revised January 13, 2012 / SUMMARY PROSPECTUS